Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

As at	Dec 31, 2017	Dec 31, 2016
Opening balance	707,930	824,529
Measurement period adjustment	—	23,427
Impairment	(509,478)	(3,062)
Impact of foreign exchange	46,505	(136,964)
Total	244,957	707,930